UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:  028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck            Fairfield, Ohio        August 5, 2011
----------------------------------  -----------------------  -------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.       File No.      Name
01        28-10753      The Cincinnati Insurance Company
02        28-10754      The Cincinnati Life Insurance Company
03        28-10755      The Cincinnati Casualty Company
04        28-10756      The Cincinnati Indemnity Company
05        28-12741      The Cincinnati Specialty Underwriters Insurance Company


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers            0
                                            -----------

Form 13F Information Table Entry Total:      60
                                            -----------

Form 13F Information Table Value Total       825,245
                                            -----------
                                            (thousands)

List of Other Included Managers:   None


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

                                           Column 2           Column 3        Column 4         Column 5
                Issuer                  Title of Class          Cusip         FMV (000)    Shares/Principal   SH/PRN
3M CO                                   COMMON                88579Y101          17,927             189,000     SH
ABBOTT LABORATORIES                     COMMON                002824100          11,461             217,800     SH
AGL RESOURCES INC                       COMMON                001204106          25,891             635,997     SH
AMERIGAS PARTNERS-LP                    COMMON                030975106             356               7,900     SH
AT&T INC                                COMMON                00206R102          17,024             542,000     SH
AUTOMATIC DATA PROCESSING               COMMON                053015103           5,268             100,000     SH
BAXTER INTERNATIONAL INC                COMMON                071813109          14,027             235,000     SH
BLACKROCK INC                           COMMON                09247X101           6,713              35,000     SH
BOARDWALK PIPELINE PARTNERS             COMMON                096627104             547              18,834     SH
BUCKEYE PARTNERS LP                     COMMON                118230101           1,188              18,400     SH
CHEVRON CORP                            COMMON                166764100          34,143             332,000     SH
CISCO SYSTEMS INC                       COMMON                17275R102          19,669           1,260,000     SH
CONOCOPHILLIPS                          COMMON                20825C104           7,519             100,000     SH
COPANO ENERGY LLC-UNITS                 COMMON                217202100             629              18,386     SH
DOVER CORP                              COMMON                260003108          49,548             730,800     SH
DUKE ENERGY CORP                        COMMON                26441C105          23,650           1,256,000     SH
EL PASO PIPELINE PARTNERS LP            COMMON                283702108           1,025              29,488     SH
EMERSON ELECTRIC CO                     COMMON                291011104          15,291             271,845     SH
ENBRIDGE ENERGY PARTNERS LP             COMMON                29250R106           1,408              46,836     SH
ENDOCYTE INC                            COMMON                29269A102          21,360           1,491,610     SH
ENERGY TRANSFER EQUITY LP               COMMON                29273V100           2,045              45,478     SH
ENERGY TRANSFER PARTNERS LP             COMMON                29273R109           2,017              41,280     SH
ENTERPRISE PRODUCTS PARTNERS            COMMON                293792107           6,474             149,838     SH
GENUINE PARTS CO                        COMMON                372460105          44,771             823,000     SH
HONEYWELL INTERNATIONAL INC             COMMON                438516106          56,462             947,500     SH
INERGY LP                               COMMON                456615103           1,008              28,518     SH
INTEL CORP                              COMMON                458140100          15,084             680,700     SH
INTL BUSINESS MACHINES CORP             COMMON                459200101          29,164             170,000     SH
JOHNSON & JOHNSON                       COMMON                478160104          19,956             300,000     SH
KINDER MORGAN ENERGY PRTNRS             COMMON                494550106           4,231              58,282     SH
LINEAR TECHNOLOGY CORP                  COMMON                535678106          26,224             794,200     SH
LINN ENERGY LLC-UNITS                   COMMON                536020100           1,985              50,814     SH
MAGELLAN MIDSTREAM PARTNERS             COMMON                559080106           1,976              33,074     SH
MARKWEST ENERGY PARTNERS LP             COMMON                570759100           1,048              21,730     SH
MCDONALD'S CORP                         COMMON                580135101          37,745             447,638     SH
MEDTRONIC INC                           CONVERTIBLE DEB       585055AM8           2,403           2,350,000     PRN
MEDTRONIC INC                           CONVERTIBLE DEB       585055AK2           1,943           1,900,000     PRN
MERIDIAN BIOSCIENCE INC                 COMMON                589584101          18,806             780,000     SH
MICROCHIP TECHNOLOGY INC                COMMON                595017104          23,125             610,000     SH
MICROSOFT CORP                          COMMON                594918104          24,050             925,000     SH
NUSTAR ENERGY LP                        COMMON                67058H102             986              15,240     SH
ONEOK PARTNERS LP                       COMMON                68268N103           1,462              17,138     SH
PAYCHEX INC                             COMMON                704326107          24,576             800,000     SH
PEPSICO INC                             COMMON                713448108          53,492             759,500     SH
PFIZER INC                              COMMON                717081103           8,116             394,000     SH
PLAINS ALL AMER PIPELINE LP             COMMON                726503105           2,282              35,654     SH
PRAXAIR INC                             COMMON                74005P104          12,248             113,000     SH
PROCTER & GAMBLE CO/THE                 COMMON                742718109           3,172              49,900     SH
REGENCY ENERGY PARTNERS LP              COMMON                75885Y107             826              31,946     SH
RPM INTERNATIONAL INC                   COMMON                749685103          18,985             824,725     SH
SPECTRA ENERGY CORP                     COMMON                847560109           5,370             195,900     SH
SUBURBAN PROPANE PARTNERS LP            COMMON                864482104             539              10,314     SH
SUNOCO LOGISTICS PARTNERS LP            COMMON                86764L108             575               6,672     SH
SYSCO CORP                              COMMON                871829107          30,513             978,613     SH
TARGA RESOURCES PARTNERS LP             COMMON                87611X105             746              20,964     SH
TC PIPELINES LP                         COMMON                87233Q108             339               7,100     SH
U S BANCORP                             COMMON                902973304           2,551             100,000     SH
VERIZON COMMUNICATIONS INC              COMMON                92343V104          25,417             682,700     SH
WAL-MART STORES INC                     COMMON                931142103          36,744             691,464     SH
WILLIAMS PARTNERS LP                    COMMON                96950F104           1,143              21,098     SH
                                                                                825,245

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

                                        Column 6               Column 7           Column 8
Issuer                                  Investment Dis         Oth Mgrs               Sole           Shared    None
3M CO                                   SOLE                                       189,000                -      -
ABBOTT LABORATORIES                     SOLE                                       217,800                -      -
AGL RESOURCES INC                       SOLE                                       635,997                -      -
AMERIGAS PARTNERS-LP                    SOLE                                         7,900                -      -
AT&T INC                                SOLE                                       542,000                -      -
AUTOMATIC DATA PROCESSING               SOLE                                       100,000                -      -
BAXTER INTERNATIONAL INC                SOLE                                       235,000                -      -
BLACKROCK INC                           SOLE                                        35,000                -      -
BOARDWALK PIPELINE PARTNERS             SOLE                                        18,834                -      -
BUCKEYE PARTNERS LP                     SOLE                                        18,400                -      -
CHEVRON CORP                            SOLE                                       332,000                -      -
CISCO SYSTEMS INC                       SOLE                                     1,260,000                -      -
CONOCOPHILLIPS                          SOLE                                       100,000                -      -
COPANO ENERGY LLC-UNITS                 SOLE                                        18,386                -      -
DOVER CORP                              SOLE                                       730,800                -      -
DUKE ENERGY CORP                        SOLE                                     1,256,000                -      -
EL PASO PIPELINE PARTNERS LP            SOLE                                        29,488                -      -
EMERSON ELECTRIC CO                     SOLE                                       271,845                -      -
ENBRIDGE ENERGY PARTNERS LP             SOLE                                        46,836                -      -
ENDOCYTE INC                            SOLE                                     1,491,610                -      -
ENERGY TRANSFER EQUITY LP               SOLE                                        45,478                -      -
ENERGY TRANSFER PARTNERS LP             SOLE                                        41,280                -      -
ENTERPRISE PRODUCTS PARTNERS            SOLE                                       149,838                -      -
GENUINE PARTS CO                        SOLE                                       823,000                -      -
HONEYWELL INTERNATIONAL INC             SOLE                                       947,500                -      -
INERGY LP                               SOLE                                        28,518                -      -
INTEL CORP                              SOLE                                       680,700                -      -
INTL BUSINESS MACHINES CORP             SOLE                                       170,000                -      -
JOHNSON & JOHNSON                       SOLE                                       300,000                -      -
KINDER MORGAN ENERGY PRTNRS             SOLE                                        58,282                -      -
LINEAR TECHNOLOGY CORP                  SOLE                                       794,200                -      -
LINN ENERGY LLC-UNITS                   SOLE                                        50,814                -      -
MAGELLAN MIDSTREAM PARTNERS             SOLE                                        33,074                -      -
MARKWEST ENERGY PARTNERS LP             SOLE                                        21,730                -      -
MCDONALD'S CORP                         SOLE                                       447,638                -      -
MEDTRONIC INC                           SOLE                                             -                -      -
MEDTRONIC INC                           SOLE                                             -                -      -
MERIDIAN BIOSCIENCE INC                 SOLE                                       780,000                -      -
MICROCHIP TECHNOLOGY INC                SOLE                                       610,000                -      -
MICROSOFT CORP                          SOLE                                       925,000                -      -
NUSTAR ENERGY LP                        SOLE                                        15,240                -      -
ONEOK PARTNERS LP                       SOLE                                        17,138                -      -
PAYCHEX INC                             SOLE                                       800,000                -      -
PEPSICO INC                             SOLE                                       759,500                -      -
PFIZER INC                              SOLE                                       394,000                -      -
PLAINS ALL AMER PIPELINE LP             SOLE                                        35,654                -      -
PRAXAIR INC                             SOLE                                       113,000                -      -
PROCTER & GAMBLE CO/THE                 SOLE                                        49,900                -      -
REGENCY ENERGY PARTNERS LP              SOLE                                        31,946                -      -
RPM INTERNATIONAL INC                   SOLE                                       824,725                -      -
SPECTRA ENERGY CORP                     SOLE                                       195,900                -      -
SUBURBAN PROPANE PARTNERS LP            SOLE                                        10,314                -      -
SUNOCO LOGISTICS PARTNERS LP            SOLE                                         6,672                -      -
SYSCO CORP                              SOLE                                       978,613                -      -
TARGA RESOURCES PARTNERS LP             SOLE                                        20,964                -      -
TC PIPELINES LP                         SOLE                                         7,100                -      -
U S BANCORP                             SOLE                                       100,000                -      -
VERIZON COMMUNICATIONS INC              SOLE                                       682,700                -      -
WAL-MART STORES INC                     SOLE                                       691,464                -      -
WILLIAMS PARTNERS LP                    SOLE                                        21,098                -      -

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